Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ 50,138	¥ (81,639)	¥ (75,633)
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	203,494
Amounts reclassified from accumulated other comprehensive income	(2,614)
Other comprehensive income (loss), net	206,568	138,376	(6,908)
Equity transactions with noncontrolling interests	(55)
Net change for the year		132,052	(5,827)
Other		(275)	(179)
Ending Balance	250,963	50,138	(81,639)
Net unrealized gains (losses) on securities sales of securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	135,248	40,735	32,235
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	160,366
Amounts reclassified from accumulated other comprehensive income	(1,831)
Other comprehensive income (loss), net	158,535
Net change for the year		94,513	8,502
Other			(2)
Ending Balance	293,783	135,248	40,735
Net unrealized gains (losses) on derivative financial Instrument
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(68)	(70)	(29)
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	(488)
Amounts reclassified from accumulated other comprehensive income	296
Other comprehensive income (loss), net	(192)
Equity transactions with noncontrolling interests	0
Net change for the year		2	(41)
Other		0	0
Ending Balance	(260)	(68)	(70)
Pension adjustments Amortization of prior service cost and recognized actuarial loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(23,415)	(12,290)	(3,534)
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	3,402
Amounts reclassified from accumulated other comprehensive income	(1,079)
Other comprehensive income (loss), net	2,323
Equity transactions with noncontrolling interests	(9)
Net change for the year		(11,111)	(8,750)
Other		(14)	(6)
Ending Balance	(21,101)	(23,415)	(12,290)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(61,627)	(110,014)	(104,305)
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	40,214
Other comprehensive income (loss), net	40,214
Equity transactions with noncontrolling interests	(46)
Net change for the year		48,648	(5,538)
Other		(261)	(171)
Ending Balance	¥ (21,459)	¥ (61,627)	¥ (110,014)